Revenue - Schedule of Net Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue	¥ 5,303,835	$ 832,288	¥ 5,825,624	¥ 4,647,513
IoT @ Home Portfolio
Disaggregation Of Revenue [Line Items]
Revenue	3,400,966		3,671,717	2,522,189
Home Water Solutions
Disaggregation Of Revenue [Line Items]
Revenue	742,912		883,325	1,065,166
Consumables
Disaggregation Of Revenue [Line Items]
Revenue	367,021		382,896	265,844
Small Appliances and Other Products
Disaggregation Of Revenue [Line Items]
Revenue	708,260		792,965	741,290
Total of Sales of Products
Disaggregation Of Revenue [Line Items]
Revenue	5,219,159		5,730,903	4,594,489
Rendering of Services
Disaggregation Of Revenue [Line Items]
Revenue	¥ 84,676		¥ 94,721	¥ 53,024